[Ameritas Life Insurance Corp. Logo]

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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122
April 19, 2012

                                                                       Via EDGAR


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549



Re: Ameritas Life Insurance Corp. ("Depositor" or "Ameritas Life") and Ameritas Variable Separate Account VA-2 (1940 Act No. 811-05192)
             ("Registrant" or "Separate Account")
        Overture Medley (R) Flexible Premium Deferred Variable Annuity, 1933 Act
             No. 333-142483
        Post-Effective Amendment No. 17 on Form N-4 Pursuant to Rule 485(b)

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2012.

Revisions made to the prospectus and Statement of Additional Information ("SAI") since the last filing include:

     1. Pages 1, 7-9, 16-17, and Appendix A. Updated names of portfolios that serve as underlying investments for Subaccounts.

     2. Pages 1, 2, Last Page, SAI page 1. Deleted "www." From company website addresses.

     3. Page 5. Inserted text regarding expenses, consistent with responses to staff comments in correspondence filed February 23, 2012.

     4. Pages 5 and 25. Revised information regarding closing TSA sales of the product, consistent with our response to staff comments filed February 23, 2012..

     5. Pages 7-11. Updated Portfolio Company Operating Expenses and Examples of Expenses with December 31, 2011 information provided by the fund companies, including the minimum and maximum portfolio expenses and footnotes on contractual and voluntary waivers, reimbursements and recoveries.

     6. Page 12. Clarified text regarding fees for optional withdrawal charge riders and optional free withdrawal riders, consistent with our responses to a staff comment in correspondence filed February 23.

     7. Page 13. Clarified the 403(b) Tax Sheltered Annuity Charges section, consistent with our response to a staff comment filed February 23.

     8. Pages 16-17. Updated underlying portfolio objectives with information provided by the funds and portfolio investment advisers.

     9. Page 22. Updated the Asset Allocation Program section to explain that we pay for consultant services at no additional cost to policy owners. This revision is consistent with our response to a staff comment in correspondence filed February 23.

     10. SAI page 1. Updated the Services section for independent auditor and independent registered public accounting firm information.

     11. SAI page 2. Updated amounts paid to affiliated companies in 2011 for asset allocation services and underwriting.

     12. SAI page 5. Corrected text in Asset Allocation Program section to match prospectus text revised in Rule 485(a) filing submitted January 20, 2012.

     13. Audited financial statements for the subaccounts of the Separate Account and for Ameritas Life for the periods ending December 31, 2011, are part of the SAI.

     14. Minor revisions were made to clarify text on prospectus pages 27, 45 and B-1.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel